Average Annual Total Returns - Nomura Global Listed Real Assets Fund - Nomura Global Listed Real Assets Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.87%	11.70%	12.28%
MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.46%	(1.10%)	2.51%
S&P Global Infrastructure Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		21.54%	10.02%	8.47%
FTSE EPRA Nareit Developed Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		9.58%	2.76%	3.25%
S&P Global Natural Resources Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		28.86%	10.60%	10.38%
A
Prospectus [Line Items]
Average Annual Return, Percent		11.28%	5.44%	5.34%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.49%	3.91%	3.60%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.75%	3.79%	3.62%
C
Prospectus [Line Items]
Average Annual Return, Percent		16.15%	5.91%	5.17%
R
Prospectus [Line Items]
Average Annual Return, Percent		17.76%	6.43%	5.70%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		18.29%	6.97%	6.23%
R6
Prospectus [Line Items]
Average Annual Return, Percent		18.43%	7.07%	5.66%
Performance Inception Date	Aug. 31, 2016